PREPAYMENTS, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepayments Net
Prepayments	$ 19,267	$ 36,588
Prepaid research and development expenses		2,388,435
Total prepayments, net	19,267	2,425,023
Prepayments - current	19,267	464,129
Prepayments - non-current		10,212,984
doubtful accounts - current		427,541
Impairment loss		(7,824,549)
Total prepayments, net	$ 19,267	$ 2,425,023